Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2011
Comprehensive Income (Loss)
Comprehensive Income (Loss)
5. Comprehensive Income (Loss)

Comprehensive income (loss), as defined in ASC 220, is the total of net income (loss) and all other non-owner changes in equity (or other comprehensive income (loss)) such as unrealized gains or losses on securities classified as available-for-sale and foreign currency translation adjustments. As of June 30, 2011 and December 31, 2010, accumulated other comprehensive income was approximately $70,000 and $22,000, respectively.